PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 84.3%
U.S. Treasury Obligations 45.7%
U.S. Treasury Notes	3.625%	09/30/31	11,418	$11,122,738
U.S. Treasury Notes	3.875	08/15/34	4,184	4,045,672
U.S. Treasury Notes	4.125	10/31/26	5,753	5,759,466
U.S. Treasury Notes	4.125	10/31/29	15,869	15,888,736

Total U.S. Treasury Obligations (cost $36,920,414)				36,816,612

	Shares
Unaffiliated Exchange-Traded Funds 13.0%
iShares Core S&P 500 ETF	3,075	2,337,154
Vanguard Intermediate-Term Treasury ETF	117,090	6,918,848
Vanguard S&P 500 ETF	1,772	1,232,408

Total Unaffiliated Exchange-Traded Funds (cost $9,998,330)		10,488,410
Options Purchased*~ 25.6%
(cost $15,323,776)		20,567,661

Total Long-Term Investments (cost $62,242,520)		67,872,683

Short-Term Investment 15.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $12,483,730)(wb)	12,483,730	12,483,730

TOTAL INVESTMENTS 99.8% (cost $74,726,250)		80,356,413
Other assets in excess of liabilities 0.2%		164,816

Net Assets 100.0%		$80,521,229

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/25/30	$675.00		635		64	$14,421,090
State Street SPDR S&P 500 ETF Trust	Call	01/31/31	$700.00		280		28	6,146,571
Total Options Purchased (cost $15,323,776)								$20,567,661
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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